Expense Example	Aug. 29, 2025 USD ($)
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 390
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,087
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	1,618
Holbrook Structured Income Fund | Holbrook Structured Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,163
Holbrook Income Fund | Holbrook Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,684
Holbrook Income Fund | Holbrook Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
Holbrook Income Fund | Holbrook Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
Holbrook Total Return Fund | Holbrook Total Return Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	364
Expense Example, with Redemption, 3 Years	681
Holbrook Total Return Fund | Holbrook Total Return Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	$ 389